GOING CONCERN (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 149,659
Accumulated deficit	4,054,571	2,505,972	1,567,739
Stockholders' deficit	$ 144,664	$ 1,006,972	$ 238,739